Bank Loans and Borrowings and Lease Liability - Summary of Detailed Information about Leases Liability (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Boa Vista Servicos S A [member] | Headquarters Office [member]
Disclosure Of Detailed Information About Leases Liability [Line Items]
Rental expense	R$ 0	R$ 832